Commitments and Contingencies (Tables)	6 Months Ended
Sep. 30, 2022
Commitments and Contingencies
Schedule of future minimum payments under non-cancelable operating leases

As of September 30, 2022, future minimum payments under non-cancelable operating leases were as follows:

Future Lease Payments

October 2022 to September 2023	$223,914
October 2023 to September 2024	58,475
Total	$282,389